Post-retirement benefit obligations - Sensitivity analysis (Details) - Pension - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
South Africa | Salary increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 9	R 9
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (8)	R (9)
South Africa | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (1,474)	R (1,425)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 1,748	R 3,237
South Africa | Pension increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 1,821	R 3,309
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (1,566)	R (1,491)
Foreign Countries | Salary increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 470	R 676
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (446)	R (479)
Foreign Countries | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (1,833)	R (2,269)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 2,360	R 3,133
Foreign Countries | Pension increase
Disclosure of sensitivity analysis for actuarial assumptions
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 1,353	R 1,446
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (1,102)	R (1,179)